Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by expected maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 195,288	₩ 47,274
Deposits due to customers	365,841,791	347,733,760
Borrowings	31,745,458	29,013,535
Debentures	43,934,088	46,535,657
Lease liabilities	400,947	366,343
Other financial liabilities	20,561,957	18,365,543
Total	462,679,529	442,062,112
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	39,524	35,161
Deposits due to customers	241,935,362	242,132,680
Borrowings	11,419,501	8,969,648
Debentures	5,512,545	6,348,064
Lease liabilities	74,228	68,344
Other financial liabilities	15,059,935	14,409,376
Total	274,041,095	271,963,273
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	89,287	0
Deposits due to customers	41,132,677	41,113,768
Borrowings	6,630,868	5,734,715
Debentures	5,330,733	6,841,379
Lease liabilities	43,350	36,729
Other financial liabilities	233,081	113,049
Total	53,459,996	53,839,640
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	23,468,344	24,269,363
Borrowings	4,346,740	3,210,812
Debentures	5,386,014	5,211,032
Lease liabilities	59,604	35,377
Other financial liabilities	21,356	19,370
Total	33,282,058	32,745,954
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	44,082,420	29,670,943
Borrowings	4,579,314	3,156,211
Debentures	6,037,688	5,214,942
Lease liabilities	35,057	29,948
Other financial liabilities	26,403	20,315
Total	54,760,882	38,092,359
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	10,256	0
Deposits due to customers	14,717,842	10,490,993
Borrowings	4,331,196	7,457,240
Debentures	18,443,853	19,621,659
Lease liabilities	162,874	157,361
Other financial liabilities	1,025,252	765,870
Total	38,691,273	38,493,123
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	56,221	12,113
Deposits due to customers	505,146	56,013
Borrowings	437,839	484,909
Debentures	3,223,255	3,298,581
Lease liabilities	25,834	38,584
Other financial liabilities	4,195,930	3,037,563
Total	₩ 8,444,225	₩ 6,927,763